Commitments and Contingencies (Guarantees and Letters of Credit) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Nova Scotia Power Inc. [Member]
Guarantor Obligations [Line Items]
Guaranty Liabilities	$ 119		$ 118
Letters of Credit Outstanding, Amount		$ 63		$ 64
Emera Reinsurance Limited
Guarantor Obligations [Line Items]
Guaranty Liabilities	$ 35
Guarantor Obligations, Origin and Purpose	relating to outstanding notes of GBPC
Guarantor Obligations, Term	expire in May 2023
TECO Energy
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	$ 13
Guarantor Obligations, Maximum Exposure, Undiscounted	13
TECO Energy | SeaCoast Gas Transmission, LLC
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	45
ECI
Guarantor Obligations [Line Items]
Guaranty Liabilities	66
Payment Guarantee | SeaCoast Gas Transmission, LLC
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	27
Surety Bonds
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	$ 145		$ 148